PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 101,964,588			¥ 115,347,127
Less: accumulated depreciation and amortization		(46,150,406)			(52,626,752)
Property and equipment, net		55,814,182		$ 10,117,821	62,720,375
Total depreciation expense	¥ 7,044,777	7,825,808	¥ 8,103,142
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	2,218,458	1,774,066	1,746,736
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	199,886	727,821	876,166
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	464,404	460,870	726,239
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 4,162,029	4,863,051	¥ 4,754,001
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213			53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		25,831,772			26,720,083
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		337,442			2,312,815
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		13,676,153			15,473,639
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,277,113			2,277,113
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 6,792,895			¥ 15,514,264